Expense Example {- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Biotechnology Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Biotechnology Fund-Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Biotechnology Fund-Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Biotechnology Fund-Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,867
Fidelity Advisor Biotechnology Fund-Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762